Taxation (Tables)	12 Months Ended
Jun. 30, 2025
Taxation [Abstract]
Schedule of Income Tax Provision

The income tax provision consists of the following components:

	For the years ended
	June 30,
	2025	2024	2023
	USD	USD	USD
Current income tax expenses	(202,339)	(71,862)	(239,996)
Deferred income tax (expense)/benefit	(26,207)	123,328	211,230
Total income tax (expense)/benefit	(228,546)	51,466	(28,766)

Schedule of Statutory Tax Rate to the Effective Income Tax Rate

A reconciliation of the Group’s PRC statutory tax rate to the effective income tax rate was as follows:

	For the years ended
	June 30,
	2025	2024	2023
	USD	USD	USD
(Loss)/income before income tax expenses	(32,299,325)	589,019	308,331
Computed income tax expense with statutory tax rate of 25%	8,074,832	(147,255)	(77,083)
Tax effect of non-deductible items	(7,902,309)	(10,674)	(711)
Changes in valuation allowance	-	-	(3)
Write-off of net operating losses carried forward	(231,302)	(72,665)	-
Effect of preferential tax rate	(169,767)	282,060	49,031
Income tax (expense)/benefit	(228,546)	51,466	(28,766)

Schedule of Deferred Tax Assets

As of June 30, 2025 and 2024, the significant components of the deferred tax assets are summarized below:

	As of June 30,
	2025	2024
Deferred tax assets:
Net operating loss carried forward	483,169	502,037
Allowance for credit loss	1,776	928
Total deferred tax assets	484,945	502,965

Schedule of Net Operating Loss Carryforwards	As of June 30, 2025, net operating loss carryforwards will expire, if unused, in the following amounts:
Amount
USD
2027	1,027,014
2028	155,425
2029	-
2030	692,588
Total	1,875,027